Business Combinations - Identifiable intangible assets (Details) - USD ($) $ in Thousands	Jul. 24, 2020	May 11, 2020	Oct. 15, 2019	Apr. 03, 2019	Oct. 01, 2018
Mindville AB
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 9,600
Mindville AB | Developed technology
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)	5 years
Mindville AB | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)	5 years
Mindville AB | At fair value
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 9,600
Mindville AB | At fair value | Developed technology
Disclosure of detailed information about business combination [line items]
Intangible assets	8,200
Mindville AB | At fair value | Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 1,400
Code Barrel
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 15,900
Code Barrel | Developed technology
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)			4 years
Code Barrel | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)			3 years
Code Barrel | Trade name
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)			1 year
Code Barrel | At fair value
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 15,900
Code Barrel | At fair value | Developed technology
Disclosure of detailed information about business combination [line items]
Intangible assets			13,700
Code Barrel | At fair value | Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets			1,800
Code Barrel | At fair value | Trade name
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 400
Halp
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 5,350
Halp | Developed technology
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)		6 years
Halp | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)		6 years
Halp | Trade name
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)		1 year
Halp | At fair value
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 5,350
Halp | At fair value | Developed technology
Disclosure of detailed information about business combination [line items]
Intangible assets		4,400
Halp | At fair value | Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets		850
Halp | At fair value | Trade name
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 100
AgileCraft
Disclosure of detailed information about business combination [line items]
Intangible assets				$ 52,900
AgileCraft | Developed technology
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)				5 years
AgileCraft | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)				7 years
AgileCraft | Backlog
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)				3 years
AgileCraft | At fair value
Disclosure of detailed information about business combination [line items]
Intangible assets				$ 52,900
AgileCraft | At fair value | Developed technology
Disclosure of detailed information about business combination [line items]
Intangible assets				34,600
AgileCraft | At fair value | Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets				16,900
AgileCraft | At fair value | Backlog
Disclosure of detailed information about business combination [line items]
Intangible assets				$ 1,400
OpsGenie
Disclosure of detailed information about business combination [line items]
Intangible assets					$ 87,900
OpsGenie | Developed technology
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)					5 years
OpsGenie | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)					10 years
OpsGenie | Trade name
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)					5 years
OpsGenie | At fair value
Disclosure of detailed information about business combination [line items]
Intangible assets					$ 87,900
OpsGenie | At fair value | Developed technology
Disclosure of detailed information about business combination [line items]
Intangible assets					35,600
OpsGenie | At fair value | Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets					48,600
OpsGenie | At fair value | Trade name
Disclosure of detailed information about business combination [line items]
Intangible assets					$ 3,700